Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 17,700,574	$ 12,334,358	$ 18,535,302
Federal funds sold and other interest-bearing deposits	992,857	978,557	1,657,537
Cash and cash equivalents	18,693,431	13,312,915	20,192,839
Certificate of deposit in other bank	100,000	100,000	100,000
Securities available for sale	33,234,293	34,385,939	23,644,584
Securities held to maturity	18,105,982	17,987,628	16,604,067
Federal Home Loan Bank stock, at cost	893,600	778,300	758,100
Mortgage loans held for sale	0	884,500	0
Loans, less allowance for loan losses of $2,414,124 and $2,363,086	312,287,255	295,286,572	268,249,402
Premises and equipment	5,384,550	5,449,678	5,647,933
Accrued interest receivable	922,891	956,963	850,923
Deferred income taxes	1,026,476	1,029,019	1,220,105
Other real estate owned	414,000	414,000	472,500
Bank owned life insurance	6,763,918	6,721,003	6,541,381
Other assets	794,394	2,524,842	1,028,162
Assets	398,620,790	379,831,359	345,309,996
Deposits
Noninterest-bearing	58,640,811	62,791,835	58,043,942
Interest-bearing	256,984,003	239,923,301	217,920,795
Total deposits	315,624,814	302,715,136	275,964,737
Securities sold under repurchase agreements	28,037,122	27,226,159	20,490,619
Federal Home Loan Bank of Atlanta advances	13,000,000	9,000,000	11,000,000
Accrued interest payable	169,572	141,903	137,968
Other liabilities	1,789,545	1,735,884	1,493,311
Liabilities	358,621,053	340,819,082	309,086,635
Stockholders' equity
Common stock, par value $.01 per share, authorized 5,000,000 shares; issued and outstanding 1,656,390 shares in 2017 and 2016	16,564	16,564	16,475,415
Additional paid-in capital	26,562,919	26,562,919	9,889,659
Retained earnings	13,696,656	12,713,099	9,960,410
Accumulated other comprehensive income	(276,402)	(280,305)	(102,123)
Stockholders' Equity Attributable to Parent	39,999,737	39,012,277	36,223,361
Liabilities and Stockholders' Equity	$ 398,620,790	$ 379,831,359	$ 345,309,996